Document and Entity Information	0 Months Ended
Dec. 13, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 13, 2013
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Dec. 13, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	May 01, 2013